Income tax expenses/(credit) (Details) - Schedule of Profit Before Taxation at Applicable Tax Rates - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Profit Before Taxation at Applicable Tax Rates [Abstract]
Profit before taxation	$ 11,383	$ 11,941
Taxation at the applicable tax rate	2,898	3,024
Tax effect of preferential tax rates for tea plantation in the PRC	(3,132)	(3,268)
Tax effect of non-deductible expenses	159	289
Tax effect of tax losses unrecognized		43
Over-provision in prior year	(43)
Income tax expenses/(credit)	$ (118)	$ 88